Derivative financial instruments - Summary of fair value of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 24,395	$ 12,402
Derivatives held for trading, Fair value liabilities	(22,440)	(13,449)
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	(41)	(7)
Fair value asset	24,395	12,750
Fair value liability	(26,155)	(13,921)
Current derivatives, Fair value assets	11,554	5,744
Current derivatives, Fair value liabilities	(12,618)	(7,565)
Non-current derivatives, Fair value assets	12,841	7,006
Non-current derivatives, Fair value liabilities	(13,537)	(6,356)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	1
Hedges, Fair value liability	0	0
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	347
Hedges, Fair value liability	(3,674)	(465)
Currency forwards | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	1
Hedges, Fair value liability	0	0
Currency swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	326
Hedges, Fair value liability	(3,670)	(465)
Interest rate swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	21
Hedges, Fair value liability	(4)	0
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	634	272
Derivatives held for trading, Fair value liabilities	(2,346)	(643)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,753	2,192
Derivatives held for trading, Fair value liabilities	(1,961)	(1,567)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	15,437	6,823
Derivatives held for trading, Fair value liabilities	(12,129)	(8,273)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,527	3,105
Derivatives held for trading, Fair value liabilities	(6,004)	(2,966)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	44	10
Derivatives held for trading, Fair value liabilities	0	0
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	$ (41)	$ (7)